Segment information - Simplified statement of cash flows on telecommunication and Orange Bank activities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	€ 68	€ 34	€ (4)
Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	€ 101	€ 65	€ 65